Capital Stock (Details 7) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Capital Stock [Abstract]
Net loss	$ (727)	$ (6,845)	$ (19,786)
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Weighted average shares outstanding for basic loss per share	10,251,313	10,686,041	14,998,540
Weighted average shares outstanding for diluted loss per share	10,251,313	10,686,041	14,998,540